Subsequent Event (Details)				12 Months Ended
		Feb. 01, 2024 USD ($) $ / shares shares	Jan. 19, 2024 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Feb. 15, 2024 USD ($)	Sep. 30, 2022 $ / shares shares
Subsequent Event (Details) [Line Items]
Ordinary share, share authorized	[1]			160,000,000		160,000,000
Ordinary share, par value (in Dollars per share) | $ / shares	[1]			$ 0.000625		$ 0.000625
Ordinary share, shares issued	[1]			9,150,000		8,000,000
Aggregate purchase price (in Dollars) | $				$ 3
Principal and interest (in Dollars) | $				$ 3,800,000
Forecast [Member]
Subsequent Event (Details) [Line Items]
Issuance of common stock		2,121,212
Aggregate purchase price (in Dollars) | $		$ 6,500,000
Price per share (in Dollars per share) | $ / shares		$ 1.65
Cash deposit (in Dollars) | $					$ 2,000,000
Forecast [Member] | Common Stock [Member]
Subsequent Event (Details) [Line Items]
Divided shares			1,600,000,000
Ordinary share, share authorized			1,000,000
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.000625
Forecast [Member] | Minimum [Member]
Subsequent Event (Details) [Line Items]
Cash paid (in Dollars) | $		$ 3,000,000
Forecast [Member] | Maximum [Member]
Subsequent Event (Details) [Line Items]
Cash paid (in Dollars) | $		$ 3,500,000
Forecast [Member] | Common Class A [Member]
Subsequent Event (Details) [Line Items]
Divided shares			100,000
Ordinary share, share authorized			160,000,000
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.000625
Ordinary share, shares issued			9,150,000
Common Stock Vote Per Share			1
Issuance of common stock			1,430,850,000
Forecast [Member] | Common Class A [Member] | Re-Designated and Re-Classified [Member]
Subsequent Event (Details) [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.000625
Forecast [Member] | Common Class B [Member]
Subsequent Event (Details) [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.000625
Common Stock Vote Per Share			20
Issuance of common stock			160,000,000

[1]	The shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 12 below.